GOODWILL - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Changes in the carrying amount of goodwill
Impairment losses of goodwill	¥ 1,364,191	$ 192,142	¥ 0
Hosting and Related Services
Changes in the carrying amount of goodwill
Impairment losses of goodwill	¥ 1,364,191		¥ 0	¥ 0